NATURE OF BUSINESS AND GOING CONCERN (Details 1) - Dagola Inc [Member]	12 Months Ended
Sep. 30, 2024
Principal Activities	Cooking oil distribution
Nature of company	Subsidiary
Date of Incorporation	Jan. 28, 2022
State of Incorporation	U.S.
Percentage of Interest	100.00%